Exhibit 99.1

GM Financial Automobile Leasing Trust 2019-2

3.23% Exchange Note

Class A-1 2.59676% Asset Backed Notes

Class A-2A 2.67% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.67% Asset Backed Notes

Class A-4 2.72% Asset Backed Notes

Class B 2.89% Asset Backed Notes

Class C 3.12% Asset Backed Notes

Class D 3.22% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	07/01/20
End of Period:	07/31/20
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	08/18/20
Distribution Date:	08/20/20
Transaction Month:	16

2019-2 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	56,694	04/02/2019	05/08/2019	$1,366,625,322

Total	56,694			$1,366,625,322

RECONCILIATION OF 2019-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$902,935,387

{2}	Reduction in Agg. Securitization Value due to payments	{2}	11,245,241
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	1,357,207
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	46,904,960
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	59,507,408

{7}	End of period Aggregate Securitization Value		{7}	$843,427,979

{8}	Pool Factor		{8}	61.716109%

RECONCILIATION OF 2019-2 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,304,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$840,310,065

{11}	Exchange Note Principal Payment Amount	{11}	59,507,408

{12}	End of period Exchange Note Balance	{12}	$780,802,657

{13}	Note Pool Factor	{13}	59.877504%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$228,000,000	$344,000,000	$55,000,000	$374,000,000	$100,540,000

{15}	Beginning of period Note Balance	{15}	$0	$111,309,954	$17,796,648	$374,000,000	$100,540,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	51,304,632	8,202,776	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$60,005,322	$9,593,872	$374,000,000	$100,540,000

{21}	Note Pool Factor	{21}	0.000000%	17.443408%	17.443404%	100.000000%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$59,450,000	$55,350,000	$34,160,000	$1,250,500,000

{23}	Beginning of period Note Balance	{23}	$59,450,000	$55,350,000	$34,160,000	$752,606,602

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	59,507,408
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$59,450,000	$55,350,000	$34,160,000	$693,099,194

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	55.425765%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$902,935,387

{31}	Ending Designated Pool Balance	{31}	843,427,979
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	843,427,979

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$59,507,408

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$840,310,065	$0	3.23%	30	30/360	$2,261,835

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2019-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$16,086,513
{37}	Net Liquidation Proceeds collected during period	{37}	58,648,717
{38}	Investment Earnings	{38}	2,213
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(2,213)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	74,735,230

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	752,446
{43}	To the 2019-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,261,835
{44}	To the 2019-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	59,507,408
{45}	To the 2019-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2019-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	12,213,541

{47}	Total Distributions:		{47}	$74,735,230

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$902,935,387
{49}	Ending Agg. Securitization Value	{49}	843,427,979
{50}	Principal Distributable Amount {48} - {49}		{50}	59,507,408

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	59,507,408

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	59,507,408

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$59,507,408

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	2.59676%	31	Actual/360	$0
{56}	Class A-2A	$111,309,954	0	2.67%	30	30/360	247,665
{57}	Class A-2B	$17,796,648	0	0.36675%	31	Actual/360	5,621
{58}	Class A-3	$374,000,000	0	2.67%	30	30/360	832,150
{59}	Class A-4	$100,540,000	0	2.72%	30	30/360	227,891
{60}	Class B	$59,450,000	0	2.89%	30	30/360	143,176
{61}	Class C	$55,350,000	0	3.12%	30	30/360	143,910
{62}	Class D	$34,160,000	0	3.22%	30	30/360	91,663

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2019-2 Exchange Note Collections	{63}	$73,982,784
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	2,213
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	259
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	73,985,256

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	73,985,256

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	247,665
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	5,621
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	832,150
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	227,891
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	143,176
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	143,910
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	91,663
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	59,507,408
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	12,785,147

{96}	Total Distributions:		{96}	$73,985,256

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$603,646,602	$843,427,979	$0	$72,671,304	$0
{98}	Class B	663,096,602	843,427,979	0	72,528,128	0
{99}	Class C	718,446,602	843,427,979	0	72,384,218	0
{100}	Class D	752,606,602	843,427,979	0	72,292,555	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$12,785,147

{102}	Beginning Note Balance	{102}	752,606,602
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	59,507,408
{104}	Pro-Forma Note Balance		{104}	693,099,194

{105}	Ending Aggregate Securitization Value	{105}	843,427,979
{106}	11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($150,328,785)	{106}	150,328,785
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	693,099,194

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$843,427,979
{111}	End of Period Note Balance	{111}	780,802,657
{112}	Overcollateralization	{112}	62,625,322
{113}	Overcollateralization %		{113}	7.43%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	843,427,979
{115}	End of Period Note Balance	{115}	693,099,194
{116}	Overcollateralization	{116}	150,328,785
{117}	Overcollateralization %		{117}	17.82%

RECONCILIATION OF 2019-2 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$6,833,127

{119}	Beginning of Period Reserve Account balance		{119}	$6,833,127
{120}	Investment Earnings	{120}	259
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	6,833,386

{124}	Specified Reserve Balance		{124}	6,833,127

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	259

{126}	End of period Reserve Account balance		{126}	$6,833,127

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$1,608,497	0.19%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10%)	{128}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	August 17, 2020

GM Financial

GMALT 2019-2

Supplemental Monthly Data

July 31, 2020

	Aggregate Securitization Value	Residual Value
Beginning of Period $	902,935,387	$763,736,425
Change	(59,507,408)	(46,871,964)
End of Period $	843,427,979	$716,864,461

Residual Value as % of Agg. Securitization Value		84.99%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	40,146	837,115,980	99.25%
31 - 60 days	220	4,703,502	0.56%
61 - 90 days	48	993,537	0.12%
91 - 120 days	30	614,960	0.07%
Total	40,444	843,427,979	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	374	8,210,264	2,565	63,809,714
Standard terminations	259	5,044,702	1,052	20,163,256
Total retained by lessee	633	13,254,966	3,617	83,972,970
Returned Vehicles
Early terminations	924	15,892,462	6,456	114,768,001
Standard terminations	1,022	17,757,532	4,958	88,835,738
Total returned to dealer	1,946	33,649,994	11,414	203,603,739
Charged off leases / Repossessed vehicles	66	1,357,207	1,218	25,604,059
Repurchases	0	0	1	23,725
Other	0	0	0	0
Total terminations	2,645	48,262,167	16,250	313,204,493

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	316	5,320,963	0.59%

Deferments	111	2,679,524	0.30%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,357,207	25,604,059
less: Sales proceeds	1,717,628	25,460,083
less: Excess wear and excess mileage received	0	4,498
less: Other amounts received	-	0
Net Credit (Gain) Loss	(360,421)	139,478

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	33,589,737	201,973,457
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	41,082,846	226,915,103
less: Excess wear and excess mileage received	157,700	1,126,955
less: Other recovery amounts	-	0
Residual (Gain) Loss	(7,650,809)	(26,068,601)

	Current Period	Prev. Month
Prepay Speed	1.2406%	0.4987%

Return Rate based on Scheduled to Terminate(2)	115.6269%	84.9372%

Return Rate based on Terminated Leases(3)	73.5728%	75.8879%

(1) Percentages may not add to 100% due to rounding.

(2) Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.

(3) Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.